Components of Other Comprehensive Loss - Summary of Changes in Other Comprehensive Loss (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	₱ 119,665	₱ 116,290
Other comprehensive income (loss)	1,767	(4,290)	₱ (6,182)
Ending balance	127,465	119,665	116,290
Foreign currency translation differences of subsidiaries [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	701	722	695
Other comprehensive income (loss)	(335)	(21)	27
Ending balance	366	701	722
Net loss on financial instrument at FVOCI – net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(9)	(9)	(9)
Ending balance	(9)	(9)	(9)
Net transactions on cash flow hedges - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(1,202)	(896)	(640)
Other comprehensive income (loss)	(763)	(306)	(256)
Ending balance	(1,965)	(1,202)	(896)
Revaluation increment on investment properties - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	508	508	510
Other comprehensive income (loss)	36		(2)
Ending balance	544	508	508
Fair value adjustment on sale of property and equipment [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	108	108	108
Other comprehensive income (loss)	(108)
Ending balance		108	108
Actuarial losses on defined benefit plans - net of tax [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(35,720)	(31,763)	(25,689)
Other comprehensive income (loss)	364	(3,957)	(6,074)
Ending balance	(35,356)	(35,720)	(31,763)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(37)
Other comprehensive income (loss)	23	(37)
Ending balance	(14)	(37)
Fair value changes of financial instrument at FVOCI [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(1)	(38)	(165)
Other comprehensive income (loss)	(2)	37	127
Ending balance	(3)	(1)	(38)
Total other comprehensive loss attributable to equity holders of PLDT [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(35,652)	(31,368)	(25,190)
Other comprehensive income (loss)	(785)	(4,284)	(6,178)
Ending balance	(36,437)	(35,652)	(31,368)
Share of noncontrolling interests [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	9	15	19
Other comprehensive income (loss)	6	(6)	(4)
Ending balance	15	9	15
Aoci Including Portion Attributable To Noncontrolling Interest [Member]
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Beginning balance	(35,643)	(31,353)	(25,171)
Other comprehensive income (loss)	(779)	(4,290)	(6,182)
Ending balance	₱ (36,422)	₱ (35,643)	₱ (31,353)